Note 9 - Earnings Per Share	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

9. EARNINGS PER SHARE

Basic and dilutive net earnings per share is computed based on the following information (in thousands, except for share data):

	Year Ended March 31,
	2023	2022
Numerator (basic and diluted)
Net earnings	$21,344	$14,066
Less: Allocation to unvested restricted stock units	329	543
Net earnings attributable to common shareholders	$21,015	$13,523

Denominator (basic and diluted)
Weighted average common shares outstanding	7,216,142	6,623,769

For fiscal 2023 and fiscal 2022, the Company allocated dividends and undistributed earnings to the unvested restricted stock units.

As the restricted stock qualifies as participating securities, the following restricted stock units were not accounted in the computation of weighted average diluted common shares outstanding under the two-class method:

	Year Ended March 31,
	2023	2022
Restricted Stock Units	55,546	76,424